Other Current Assets, Net (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥)
Other Current Assets, Net [Line Items]
Fair value loss	¥ 82,499
Cheche [Member]
Other Current Assets, Net [Line Items]
Equity interests	3.1645%